Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions
7.	RELATED PARTY TRANSACTIONS
(1)	Names of related parties and relationship

Names of related parties	Relationship with the Group
Keelung Hong	The Group’s Chairman

(2)	Significant transactions and balances with related parties
A.	The Company’s Chairman provided guarantees for the Company’s long-term and short-term borrowings with Taiwan Cooperative Bank.
B.	The Company’s Chairman provided guarantees to Taiwan Cooperative Bank for the Company’s government grant in relation to the research and development program from the Institute of Information Industry.
C.	The Company’s Chairman provided guarantees for the Company’s long-term borrowings with non-financial institution.
D.	The Company’s Chairman provided guarantees for the Company’s long-term borrowings with Chang Hwa Commercial Bank.

As of December 31, 2019 and 2020, details of loans are described in Notes 6(8) and 6(10).

(3)	Key management personnel compensation

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Salaries and other short-term employee benefits	$38,227	$38,684	$40,606	$1,446
Post-employment benefits	486	522	841	30
Share-based payments	9,366	6,264	4,472	159
	$48,079	$45,470	$45,919	$1,635